Condensed Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)	Preferred Stock Series A [Member]	Preferred Stock Series B [Member]	Preferred Stock Series C [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2020		$ 5,626		$ 5,886	$ 64,417,218	$ (55,791,914)	$ (39,334)		$ 8,597,482
Beginning balance, shares at Dec. 31, 2020		5,625,884		5,886,073
Net loss						(2,315,575)			(2,315,575)
Change in foreign currency translation							18,369		18,369
Issuance of common stock in exchange for consulting, professional and other services				$ 17	80,113				80,130
Issuance of common stock in exchange for consulting, professional and other services, shares				16,782
Issuance of common stock in connection with the issuance of convertible note(s)				$ 13	29,737				29,750
Issuance of common stock in connection with the issuance of convertible notes, shares				13,282
Recognition of beneficial conversion features related to convertible note(s)					249,095				249,095
Stock based compensation expense related to stock options
Ending balance, value at Mar. 31, 2021		$ 9,215		$ 5,916	68,851,062	(58,107,489)	(20,965)		10,737,739
Ending balance, shares at Mar. 31, 2021		9,215,059		5,916,137
Beginning balance, value at Dec. 31, 2021			$ 9,400	$ 12,698	89,851,309	(66,404,190)	(30,755)	2,682,339	26,120,801
Beginning balance, shares at Dec. 31, 2021			9,400,259	12,698,192
Net loss						(3,376,607)		(79,838)	(3,456,445)
Change in foreign currency translation							(3,718)		(3,718)
Issuance of common stock in exchange for consulting, professional and other services				$ 75	76,747				76,822
Issuance of common stock in exchange for consulting, professional and other services, shares				74,584
Issuance of common stock in connection with the issuance of convertible note(s)
Recognition of beneficial conversion features related to convertible note(s)					363,329				363,329
Stock based compensation expense related to stock options					48,142				48,142
Ending balance, value at Mar. 31, 2022			$ 9,361	$ 18,726	$ 94,917,681	$ (69,957,641)	$ (34,473)	$ 2,602,501	$ 27,556,155
Ending balance, shares at Mar. 31, 2022			9,360,759	18,725,967